Acquisitions (Detail) - Rincon Mining Pty Limited $ in Millions	Mar. 29, 2022 USD ($)
Disclosure Of Acquisitions And Disposals [Line Items]
Purchase of property, plant and equipment, classified as investing activities	$ 825
Exploration and evaluation assets
Disclosure Of Acquisitions And Disposals [Line Items]
Consideration transferred	$ 822